NON-CONTROLLING INTERESTS - Summarized Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Revenue	$ 8,374	$ 8,558
Net income	1,516	861
Other comprehensive income (loss)	38	188
Total comprehensive income	1,554	1,049
Net cash provided by (used in) operating activities	2,065	2,640
Net cash used in investing activities	(337)	(412)
Net cash provided by (used in) financing activities	(1,886)	(2,297)
Net decrease in cash and equivalents	(155)	(66)
Pueblo Viejo
Disclosure of subsidiaries [line items]
Revenue	1,417	1,548
Net income	293	810
Other comprehensive income (loss)	0	0
Total comprehensive income	293	810
Dividends paid to NCI	0	0
Net cash provided by (used in) operating activities	283	602
Net cash used in investing activities	(112)	(54)
Net cash provided by (used in) financing activities	(539)	(350)
Net decrease in cash and equivalents	(368)	198
Acacia
Disclosure of subsidiaries [line items]
Revenue	751	1,045
Net income	(630)	81
Other comprehensive income (loss)	0	0
Total comprehensive income	(630)	81
Dividends paid to NCI	13	7
Net cash provided by (used in) operating activities	(15)	324
Net cash used in investing activities	(160)	(190)
Net cash provided by (used in) financing activities	(62)	(49)
Net decrease in cash and equivalents	$ (237)	$ 85